Income Taxes	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Taxes
14. INCOME TAXES
The Company did not record income tax expense for the three and six months ended June 30, 2022 or the three and six months ended June 30, 2021 due to the Company’s loss position and full valuation allowance.
The effective tax rate differs from the statutory rate, primarily due to the Company’s history of incurring losses, which have not been benefited, the foreign rate differential related to subsidiary earnings, and other permanent differences. Realization of deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain.

Rigetti Holdings Inc [Member]
Income Taxes
14.	INCOME TAXES
The following table presents domestic and foreign components of loss before income taxes for the 11 months ended December 31, 2021 and year ended January 31,
2021:

	December 31,	January 31,
	2021	2021
Domestic	$(36,787,312)	$(25,222,388)
Foreign	(1,454,187)	(905,108)

	$(38,241,499)	$(26,127,496)

The Company did not pay any income taxes for the 11 months ended December 31, 2021 and year ended January 31, 2021.
Significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2021 and January 31, 2021, are as
follows:

	December 31,	January 31,
	2021	2021
Deferred Tax Assets:
Net operating loss carryforwards	$46,552,853	$38,650,103
Accruals and reserves	146,603	96,320
Stock-based compensation	744,300	278,581
Research and development credits	10,986	10,986
Intangible assets	32,324	35,516

Gross deferred assets	47,487,066	39,071,506
Valuation allowance	(46,066,606)	(38,051,098)

Net Deferred Tax Assets	1,420,460	1,020,408
Deferred Tax Liabilities:
Property and equipment	$(1,420,460)	$(1,020,408)

Total Deferred Tax Liabilities	(1,420,460)	(1,020,408)

Total Net Deferred Tax Assets	$—	$—

The effective tax rate differs from the statutory rate, primarily due to the Company’s history of incurring losses, which have not been benefited, the foreign rate differential related to subsidiary earnings, and other permanent differences.

	11 Months Ended December 31, 2021	Year Ended January 31, 2021
Component	Rate Impact	Rate Impact

Total pre-tax book income	21%	22%
State and local income taxes	0%	0%
Permanent differences	-1%	-2%
Rate differential	0%	0%
Return to provision true up	1%	-11%
Change in valuation allowance	-21%	-9%

Total:	0%	0%

Realization of deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain. Accordingly, the net U.S. federal and state deferred tax assets have been fully offset by a valuation allowance. The net change in the total valuation allowance was an increase of approximately $8,015,508 and $2,339,894 for the 11 months ended December 31, 2021 and year ended January 31, 2021.
As of December 31, 2021, the Company had net operating loss carryforwards for federal income tax purposes of $190,992,096, which expire beginning in the year 2033, and federal research and development tax credits of $2,328,063, which expire beginning in the year 2035. There are $149,489,810 of indefinite-lived federal net operating loss carryforwards, which are included in the total federal net operating loss carryforwards as of December 31, 2021.
As of December 31, 2021, the Company had net operating loss carryforwards for state income tax purposes of $85,770,366, which expire beginning in the year 2033, and state research and development tax credits of $2,344,146, which do not expire.
Utilization of the net operating losses and credits may be subject to substantial annual limitation due to federal and state ownership change limitations provided by the Internal Revenue Code and similar state provisions. Such annual limitations could result in the expiration of the net operating losses and credits before their utilization. The Company has not performed a Section 382 analysis to determine if a change occurred and whether the use of net operating loss carryforwards and credits carryforwards will be limited to offset future taxable income. For financial statement purposes, the Company has included the federal and state net operating losses and credits in the deferred tax assets with a full valuation allowance.
As
 of December 31, 2021, the Company had unrecognized tax benefits of $4,672,209 related to U.S. federal and state research and development credits. No amount of unrecognized tax benefits would affect the effective tax rate because any tax benefits that, if recognized, would result in adjustments to a related deferred tax asset that are offset by a valuation allowance.

Beginning balance at February 1, 2021	$4,672,209
Current year increase(decrease)	—
Prior year adjustment - increase(decrease)	—

Ending balance at December 31, 2021	$4,672,209

The Company files U.S. federal income tax returns as well as income tax returns in California, Australia, Canada, and the United Kingdom. As of December 31, 2021, the tax years 2013 through the current period remain open to examination by the major jurisdictions in which the Company is subject to tax. Fiscal years outside the normal statute of limitation remain open to audit by tax authorities due to tax attributes generated in those early years, which have been carried forward and may be audited in subsequent years when utilized. The Company is not currently subject to U.S. federal, state, or
non-U.S.
income tax examinations by any tax authorities.